Goodwill and Intangible assets - Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill and Intangible assets
For the year ending December 31, 2024	¥ 4,528	$ 638
2025	3,826	539
2026	3,806	536
2027	1,490	210
2028	¥ 1,030	$ 145